Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 89.0%
Aerospace & Defense — 0.9%
Mercury Systems, Inc.*	18,052	$856,026
Apparel — 2.8%
Columbia Sportswear Co.	8,169	782,917
Hanesbrands, Inc.	62,914	1,079,604
Levi Strauss & Co., Class A	38,433	941,993
		2,804,514
Auto Parts & Equipment — 1.0%
Aptiv PLC*	6,754	1,006,143
Banks — 8.6%
Citizens Financial Group, Inc.	35,446	1,665,253
Fifth Third Bancorp	53,326	2,263,155
First Horizon Corp.	97,606	1,590,002
Regions Financial Corp.	78,985	1,683,170
State Street Corp.	14,962	1,267,581
		8,469,161
Biotechnology — 1.2%
Corteva, Inc.	27,377	1,152,024
Building Materials — 1.0%
Martin Marietta Materials, Inc.	2,923	998,731
Chemicals — 5.3%
Axalta Coating Systems Ltd.*	39,015	1,138,848
DuPont de Nemours, Inc.	18,367	1,248,772
FMC Corp.	12,676	1,160,615
Westlake Chemical Corp.	18,664	1,701,037
		5,249,272
Commercial Services — 1.3%
Global Payments, Inc.	7,884	1,242,361
Distribution & Wholesale — 1.6%
IAA, Inc.*	29,825	1,627,550
Electric — 3.9%
Alliant Energy Corp.	34,778	1,946,872
DTE Energy Co.	6,760	755,160
Entergy Corp.	12,141	1,205,723
		3,907,755
Electrical Components & Equipment — 1.7%
AMETEK, Inc.	13,262	1,644,621
Electronics — 2.9%
Agilent Technologies, Inc.	7,557	1,190,454
Vontier Corp.	48,735	1,637,496
		2,827,950
Engineering & Construction — 1.1%
EMCOR Group, Inc.	9,301	1,073,149
Environmental Control — 1.5%
Waste Connections, Inc.	11,555	1,455,121
Food — 1.9%
Lamb Weston Holdings, Inc.	16,311	1,001,006
	Number of Shares	Value†

Food — (continued)
Tyson Foods, Inc., Class A	11,033	$870,945
		1,871,951
Hand & Machine Tools — 1.6%
Lincoln Electric Holdings, Inc.	12,128	1,561,965
Healthcare Products — 4.8%
Envista Holdings Corp.*	24,205	1,012,011
Haemonetics Corp.*	17,666	1,247,043
Henry Schein, Inc.*	23,101	1,759,372
Quidel Corp.*	5,349	755,011
		4,773,437
Healthcare Services — 2.3%
Laboratory Corp. of America Holdings*	8,266	2,326,383
Home Furnishings — 0.4%
Leggett & Platt, Inc.	10,051	450,687
Insurance — 6.3%
Globe Life, Inc.	19,974	1,778,285
RenaissanceRe Holdings Ltd.	13,283	1,851,650
The Hartford Financial Services Group, Inc.	36,733	2,580,494
		6,210,429
Internet — 1.6%
F5 Networks, Inc.*	7,815	1,553,466
Machinery — Construction & Mining — 3.4%
BWX Technologies, Inc.	35,617	1,918,331
Oshkosh Corp.	13,867	1,419,565
		3,337,896
Machinery — Diversified — 1.4%
GrafTech International Ltd.	134,642	1,389,505
Media — 3.0%
Discovery, Inc., Class C*	46,614	1,131,322
Fox Corp., Class B	48,391	1,796,274
		2,927,596
Miscellaneous Manufacturing — 1.0%
Carlisle Cos., Inc.	4,860	966,119
Oil & Gas — 4.6%
Cabot Oil & Gas Corp.	78,001	1,697,302
Marathon Petroleum Corp.	26,334	1,627,705
Pioneer Natural Resources Co.	7,095	1,181,388
		4,506,395
Packaging and Containers — 1.6%
Graphic Packaging Holding Co.	82,816	1,576,817
Pharmaceuticals — 1.3%
Cardinal Health, Inc.	26,198	1,295,753
Retail — 7.4%
AutoZone, Inc.*	777	1,319,338
Casey's General Stores, Inc.	10,367	1,953,661

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Cracker Barrel Old Country Store, Inc.	2,513	$351,418
MSC Industrial Direct Co., Inc., Class A	14,109	1,131,401
O'Reilly Automotive, Inc.*	1,631	996,639
Qurate Retail, Inc., Class A	100,959	1,028,772
Ross Stores, Inc.	5,158	561,448
		7,342,677
Semiconductors — 3.3%
Analog Devices, Inc.	12,882	2,157,478
CMC Materials, Inc.	9,166	1,129,526
		3,287,004
Software — 6.4%
Black Knight, Inc.*	14,775	1,063,800
CDK Global, Inc.	30,127	1,281,904
Cerner Corp.	15,250	1,075,430
Electronic Arts, Inc.	7,266	1,033,589
ManTech International Corp., Class A	11,220	851,822
Synopsys, Inc.*	3,320	994,041
		6,300,586
Telecommunications — 1.0%
Motorola Solutions, Inc.	4,088	949,724
Trucking and Leasing — 0.9%
GATX Corp.	10,201	913,602
TOTAL COMMON STOCKS (Cost $70,730,457)		87,856,370

REAL ESTATE INVESTMENT TRUSTS — 9.1%
Apartments — 1.2%
Equity Residential	14,428	1,167,514
Building & Real Estate — 2.8%
Equity LifeStyle Properties, Inc.	35,295	2,756,539
Diversified — 1.5%
Lamar Advertising Co., Class A	12,659	1,436,164
Hotels & Resorts — 1.6%
Apple Hospitality REIT, Inc.	103,724	1,631,578
Industrial — 1.0%
Americold Realty Trust	34,037	988,775
Office Property — 1.0%
Equity Commonwealth*	37,883	984,200
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,313,242)		8,964,770

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $1,466,348)	1,466,348	$1,466,348
TOTAL INVESTMENTS — 99.6% (Cost $79,510,047)		$98,287,488
Other Assets & Liabilities — 0.4%		440,076
TOTAL NET ASSETS — 100.0%		$98,727,564

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.

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